Other Expense, net (Tables)	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Details of Other Expense, Net

The following table provides details of other expense, net:

	Year Ended December 31,
	2013	2012	2011
Interest and dividend income	$11.0	$12.0	$9.0
Net foreign exchange transaction losses	(10.5)	(13.4)	(20.2)
Bank fee expense	(6.8)	(5.2)	(4.0)
Settlement agreement and related costs	(1.0)	(0.7)	(0.9)
Noncontrolling interests	0.9	2.6	3.2
Costs associated with our accounts receivable securitization program	(0.7)	(0.7)	(0.7)
Gain on sale of a North American facility	—	—	3.9
Other, net	(4.8)	(4.0)	(4.8)

Other expense, net	$(11.9)	$(9.4)	$(14.5)